Nature of Operations and Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Revenue	$ 13,874,200	$ 9,941,000	$ 50,397,000	$ 30,953,500
Real Estate Homes [Member]
Total Revenue	6,814,200	9,904,600
Real Estate Lots [Member]
Total Revenue	7,000,000
Construction Materials [Member]
Total Revenue	$ 60,000	$ 36,400	$ 582,500	$ 270,100